UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6525
Coventry Group
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31/08
Date of reporting period: 12/31/07

Item 1. Schedule of Investments.
1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—84.6%
Basic Materials— 6.7%
Air Products and Chemicals, Inc.	46,000	4,536,980
Alcoa, Inc.	123,000	4,495,650
Anglo American PLC — ADR	100,000	3,037,000
E. I. du Pont de Nemours & Co.	83,000	3,659,470
Newmont Mining Corp.	71,000	3,466,930
Potash Corp. of Saskatchewan, Inc.	30,000	4,318,800

		23,514,830

Communications— 8.6%
AT&T, Inc.	132,000	5,485,920
Belo Corp., Series A	160,000	2,790,400
Deutsche Telekom AG ADR	182,000	3,943,940
Harris Corp.	47,000	2,945,960
Motorola, Inc.	170,000	2,726,800
Sprint Nextel Corp.	177,000	2,324,010
Symantec Corp.(a)	190,000	3,066,600
Time Warner, Inc.	180,000	2,971,800
Verizon Communications, Inc.	92,000	4,019,480

		30,274,910

Consumer Cyclical— 1.7%
Southwest Airlines Co.	161,000	1,964,200
Wal-Mart Stores, Inc.	85,000	4,040,050

		6,004,250

Consumer Non-Cyclical— 9.5%
Archer-Daniels-Midland Co.	135,000	6,268,050
Avon Products, Inc.	105,600	4,174,368
ConAgra, Inc.	143,000	3,401,970
H&R Block, Inc.	120,000	2,228,400
H.J. Heinz Co.	59,000	2,754,120
Kimberly-Clark Corp.	50,900	3,529,406
PepsiCo, Inc.	43,000	3,263,700
Procter & Gamble Co.	44,000	3,230,480
Sysco Corp.	148,000	4,619,080

		33,469,574

Energy— 12.8%
Anadarko Petroleum Corp.	71,000	4,663,990
Canetic Resources Trust	90,000	1,208,700
Chevron Corp.	41,000	3,826,530
ConocoPhillips	13,300	1,174,390
EnCana Corp.	61,000	4,145,560
Halliburton Co.	55,000	2,085,050
Hugoton Royalty Trust	129,600	2,906,928
Marathon Oil Corp.	86,000	5,233,960
National Fuel Gas	86,000	4,014,480
Penn West Energy Trust	59,000	1,534,000
Precision Drilling Trust	110,700	1,679,319
Schlumberger Ltd.	48,000	4,721,760
Spectra Energy Corp.	30,000	774,600
Transocean, Inc.(a)	26,163	3,745,233
Williams Cos., Inc.	90,000	3,220,200

		44,934,700

Financial— 9.5%
American Express Co.	65,000	3,381,300
Citigroup, Inc.	74,200	2,184,448
Hartford Financial Services Group	31,000	2,702,890
HSBC Holdings PLC — ADR	36,000	3,013,560
J.P. Morgan Chase & Co.	72,000	3,142,800
Lincoln National Corp.	70,000	4,075,400
The Allstate Corp.	100,000	5,223,000
The Blackstone Group LP	122,000	2,699,860
The Travelers Cos., Inc.	64,000	3,443,200

Security Description	Shares	Value ($)
Common Stocks, continued
Financial, continued
Waddell & Reed Financial, Inc.	100,000	3,609,000

		33,475,458

Health Care— 10.9%
Abbott Laboratories	82,000	4,604,300
Boston Scientific Corp.(a)	193,100	2,245,753
C.R. Bard, Inc.	60,000	5,688,000
Eli Lilly & Co.	80,000	4,271,200
Johnson & Johnson	75,000	5,002,500
Merck & Co., Inc.	58,900	3,422,679
Novartis AG ADR	97,000	5,268,070
Pfizer, Inc.	201,000	4,568,730
Zimmer Holdings, Inc.(a)	45,000	2,976,750

		38,047,982

Industrials— 16.9%
Avnet, Inc.(a)	100,000	3,497,000
Emerson Electric Co.	68,000	3,852,880
Esterline Technologies Corp.(a)	79,600	4,119,300
Fluor Corp.	30,000	4,371,600
General Electric Co.	140,000	5,189,800
Honeywell International, Inc.	70,000	4,309,900
Joy Global, Inc.	55,000	3,620,100
Omnicom Group, Inc.	53,000	2,519,090
Pall Corp.	121,500	4,898,880
Parker-Hannifin Corp.	49,500	3,727,845
Raytheon Co.	82,000	4,977,400
Shaw Group, Inc.(a)	70,000	4,230,800
Sonoco Products Co.	102,000	3,333,360
United Technologies Corp.	26,000	1,990,040
Waste Management, Inc.	137,000	4,475,790

		59,113,785

Technology— 5.5%
Computer Sciences Corp.(a)	65,000	3,215,550
Hewlett-Packard Co.	102,000	5,148,960
Intel Corp.	162,000	4,318,920
Maxim Integrated Products, Inc.	148,000	3,919,040
Microsoft Corp.	72,000	2,563,200

		19,165,670

Utilities— 2.5%
American Electric Power Co., Inc.	85,000	3,957,600
NiSource, Inc.	126,900	2,397,141
Southwest Gas Corp.	76,900	2,289,313

		8,644,054

Total Common Stocks (Cost $226,098,597)		296,645,213

Investment Company—14.2%
Fifth Third Prime Money Market Fund — Institutional Class (Cost $50,029,023)	50,029,023	50,029,023

Total Investments (Cost $276,127,620) (b) — 98.8%		346,674,236

Other assets in excess of liabilities — 1.2%		4,037,557

NET ASSETS — 100.0%		$350,711,793

ADR	American Depositary Receipt

(a)	Represents non-income producing security.
See notes to schedule of portfolio investments

1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$81,219,655
Unrealized depreciation	(10,612,568)

Net unrealized appreciation	$70,607,087

See notes to schedule of portfolio investments

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
Asset Backed Securities—11.0%
ABN Amro Mortgage Corp., 5.500%, 2/25/18, Series 2003-13, Class A2	474,135	471,758
Banc of America Mortgage Securities, 4.477%, 2/25/33, Series 2003-A, Class 3A1	130,565	130,217
Capital One Multi-Asset Execution Trust, 4.700%, 6/15/15, Series 2005-7, Class A7, CMO	600,000	604,116
Chase Commercial Mortgage Securities Corp., 7.093%, 10/15/32	103,570	103,484
Chase Issuance Trust, 4.230%, 1/15/13	700,000	700,465
Citibank Credit Card Issuance Trust, 5.450%, 5/10/13, Series 2006-A4, Class A4	1,500,000	1,549,485
Citicorp Mortgage Securities, Inc., 5.500%, 2/25/26, Series 2006-1, Class 5A1	722,713	720,270
Commercial Mortgage Pass Through- Certificates, 6.455%, 5/15/32, Series 1999-1, Class A2, CMO	400,056	401,222
Countrywide Home Loans, 4.500%, 8/25/19	832,011	824,162
First Horizon Mortgage Pass-Through Trust, 5.750%, 2/25/33, Series 2002-9, Class 1A3, CMO	493,063	494,136
Impac CMB Trust, 5.219%, 5/25/35, Series 2005-4, Class 1M1 (a)	148,814	132,870
Indymac Index Mortgage Loan Trust, 5.362%, 3/25/35, Series 2005-AR1, Class 3A1 (a)	277,752	275,887
MBNA Credit Card Master Note Trust, 4.100%, 10/15/12	1,300,000	1,297,352
MBNA Master Credit Card Trust 99 B A, 5.900%, 8/15/11	790,000	805,534
Navistar Financial Corp. Owner Trust, 3.530%, 10/15/12, Series 2004-B, Class A4	335,000	331,569
New Century Home Equity Loan Trust, 4.450%, 8/25/34, Series 2004-A, Class AII3	50,945	50,738

Total Asset Backed Securities (Cost $8,887,729)		8,893,265

Corporate Bonds—21.9%
Bank Holding Companies — 3.2%
HSBC Capital Funding LLC, 4.610%, 12/29/49 (a)(b)	500,000	460,250
Royal Bank of Canada, 5.650%, 7/20/11	700,000	727,503
South Trust Corp., 5.800%, 6/15/14	700,000	722,854
Wells Fargo Co., 5.183%, 1/24/12(a)	700,000	686,881

		2,597,488

Basic Materials — 0.5%
Alcan, Inc., 4.500%, 5/15/13	450,000	439,355

Communications — 1.6%
Ameritech Cap Funding, 9.100%, 6/1/16	233,309	266,447
AT&T, Inc., 4.125%, 9/15/09	500,000	496,821
Comcast Cable Communications, 6.875%, 6/15/09	500,000	514,285

		1,277,553

Computer and Data Processing Services — 1.8%
Dell Computer Corp., 6.550%, 4/15/08	750,000	753,161

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
Corporate Bonds, continued
Computer and Data Processing Services, continued
Hewlett-Packard Co., 6.500%, 7/1/12	300,000	324,155
Oracle Corp., 5.000%, 1/15/11	350,000	354,629

		1,431,945

Consumer Goods & Services — 0.8%
NIKE, Inc., 5.150%, 10/15/15	600,000	620,074

Financial — 7.0%
BB&T Corp., 4.750%, 10/1/12	800,000	783,633
Bear Stearns Co., 4.500%, 10/28/10	500,000	479,677
Commercial Credit Co., 10.000%, 12/1/08	1,300,000	1,358,709
First Tennessee Bank, 5.316%, 12/8/08, Series BKNT	350,000	349,801
General Electric Capital Corp., 5.400%, 2/15/17	1,000,000	1,011,046
Goldman Sachs Group, Inc., 5.350%, 1/15/16	500,000	495,440
Household Finance Co., 6.375%, 10/15/11	325,000	334,855
Old National Bancorp, 5.000%, 5/20/10, Series MTN	250,000	253,695
Wachovia Bank, 4.875%, 2/1/15	600,000	571,175

		5,638,031

Food & Related — 2.1%
Bottling Group LLC, 4.625%, 11/15/12	600,000	601,913
Cargill, Inc., 6.150%, 2/25/08 (b)	600,000	600,263
Diageo Cap PLC, 4.375%, 5/3/10	500,000	498,631

		1,700,807

Health Care — 1.2%
Abbott Laboratories, 5.600%, 5/15/11	350,000	362,475
Amgen, Inc., 4.000%, 11/18/09	300,000	297,788
Amgen, Inc., 4.850%, 11/18/14	300,000	291,952

		952,215

Manufacturing — 0.8%
Parker-Hannifin, 4.875%, 2/15/13	600,000	611,514

Real Estate — 0.5%
HD Real Estate Funding Corp. II, 5.950%, 10/15/08 (b)	400,000	402,440

Retail — 1.3%
CVS Corp., 4.000%, 9/15/09	500,000	490,613
Wal-Mart Stores, 4.500%, 7/1/15	600,000	575,302

		1,065,915

Special Purpose Entity — 0.3%
Targeted Return Index, 6.962%, 1/15/12 (a)(b)	266,000	281,651

Transportation — 0.4%
Burlington North Santa Fe, 4.300%, 7/1/13	300,000	286,140

Utilities — 0.4%
Florida Power & Light, 4.850%, 2/1/13	300,000	300,604
See notes to schedule of portfolio investments

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
Corporate Bonds, continued
Utilities, continued
Progress Energy, Inc., 7.100%, 3/1/11	10,000	10,642

		311,246

Total Corporate Bonds (Cost $17,541,624)		17,616,374

Municipal Bonds—0.6%
Iowa Student Loan Liquidity Corp., Series V-IV, RB, 5.700%, 12/1/37, AMBAC (a)	500,000	500,000

Total Municipal Bonds (Cost $500,000)		500,000

Mutual Funds—0.2%
Eaton Vance Short Duration Diversified Income Fund	9,500	152,285

Total Mutual Funds (Cost $157,221)		152,285

U.S. Government Agency Securities—48.3%
Fannie Mae, 4.250%, 9/25/22, Series 2003-17, Class ED, CMO	650,044	637,340
Fannie Mae, 4.578%, 11/1/34, Pool # 782320 (a)	368,348	371,651
Fannie Mae, 4.625%, 10/15/14	350,000	359,252
Fannie Mae, 4.686%, 1/1/35, Pool # 825245 (a)	484,363	489,393
Fannie Mae, 4.750%, 2/21/13	1,000,000	1,035,196
Fannie Mae, 5.000%, 4/26/17	700,000	707,922
Fannie Mae, 5.000%, 7/25/23, Series 2005-4, Class VG, CMO	1,301,800	1,252,058
Fannie Mae, 5.050%, 4/28/15	500,000	501,201
Fannie Mae, 5.240%, 8/7/18	600,000	620,056
Fannie Mae, 5.250%, 1/29/09	2,250,000	2,251,856
Fannie Mae, 5.500%, 3/17/11	600,000	601,042
Fannie Mae, 5.500%, 11/25/26, Series 2007-63, Class PA, CMO	464,013	467,815
Fannie Mae, 7.350%, 10/1/32, Pool # 659567 (a)	18,838	19,197
Federal Farm Credit Bank, 4.875%, 4/1/14	650,000	677,314
Federal Farm Credit Bank, 4.875%, 1/17/17	500,000	512,936
Federal Farm Credit Bank, 5.200%, 12/27/12	650,000	675,600
Federal Farm Credit Bank, 5.950%, 7/9/14	700,000	719,749
Federal Home Loan Bank, 4.750%, 10/25/10, Series 00-0582, Class H, CMO	1,286,589	1,286,910
Federal Home Loan Bank, 4.875%, 11/15/11	1,000,000	1,037,310
Federal Home Loan Bank, 5.000%, 6/15/12, Series 2	285,714	286,405
Federal Home Loan Bank, 5.000%, 9/14/12	1,550,000	1,619,872
Federal Home Loan Bank, 5.250%, 3/17/10	725,000	726,882
Federal Home Loan Bank, 5.250%, 6/10/11	1,000,000	1,050,196
Federal Home Loan Bank, 5.331%, 7/18/13 (a)	500,000	500,265

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. Government Agency Securities, continued
Federal Home Loan Bank, 5.375%, 11/20/13	500,000	513,637
Federal Home Loan Bank, 5.500%, 6/25/10	700,000	704,705
Federal Home Loan Bank, 7.100%, 6/12/17 (a)	500,000	496,250
Freddie Mac, 3.500%, 12/15/22, Series 2673, Class PH, CMO	247,274	246,265
Freddie Mac, 4.500%, 7/1/08, Pool # M90827	346,037	343,531
Freddie Mac, 4.500%, 12/15/13, Series 2723, Class AT, CMO	227,477	224,659
Freddie Mac, 4.500%, 6/15/27, Series 2598, Class QC, CMO	1,034,792	1,028,077
Freddie Mac, 5.000%, 8/1/12, Pool # M80984	534,006	538,882
Freddie Mac, 5.125%, 11/24/10	1,000,000	1,009,225
Freddie Mac, 5.125%, 12/15/13, Series 3137, Class PJ, CMO	701,740	703,515
Freddie Mac, 5.250%, 10/6/11	650,000	654,209
Freddie Mac, 5.500%, 2/22/13	950,000	950,725
Freddie Mac, 5.500%, 10/15/14, Series R014, Class AL, CMO	971,852	983,446
Freddie Mac, 5.500%, 5/15/15, Series 2808, Class VA, CMO	741,367	756,682
Freddie Mac, 5.500%, 3/28/16	1,400,000	1,462,040
Freddie Mac, 5.500%, 12/15/19, Series R010, Class AB, CMO	3,327,093	3,363,759
Freddie Mac, 5.500%, 10/1/25, Series 2808, Class VA, CMO	392,772	394,428
Freddie Mac, 5.500%, 8/1/29, Pool # C46102	832,103	834,755
Freddie Mac, 5.550%, 10/4/16	700,000	731,011
Freddie Mac, 5.654%, 12/1/32, Pool # 847527 (a)	367,132	374,478
Freddie Mac, 5.764%, 11/1/35, Pool # 1M0010 (a)	286,905	289,577
Freddie Mac, 5.875%, 5/15/16, Series R007, Class AC, CMO	1,105,271	1,120,348
Freddie Mac, 7.038%, 8/1/33, Pool # 847281 (a)	99,094	99,821
Freddie Mac, 7.190%, 5/1/31, Pool # 847292 (a)	198,401	200,991
Government National Mortgage Assoc., 5.000%, 5/20/31, Series 2004-19, Class PD, CMO	900,000	896,579
Government National Mortgage Assoc., 5.000%, 7/20/34, Series 2004-105, Class MC, CMO	500,000	477,971
Tennessee Valley Authority, 6.250%, 12/15/17	1,000,000	1,132,714

Total U.S. Government Agency Securities (Cost $38,506,228)		38,939,698

U.S. Treasury Notes — 11.6%
Treasury Inflated Protected Bond, 2.375%, 1/15/17	2,200,000	2,404,834
U.S Treasury Notes, 4.250%, 9/30/12	2,300,000	2,380,679
See notes to schedule of portfolio investments

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. Treasury Notes, continued
U.S. Treasury Notes, 4.250%, 8/15/15	4,440,000	4,557,243

Total U.S. Treasury Notes (Cost $8,916,515)		9,342,756

Preferred Stocks—3.8%
Financial - 3.8%
ABN AMRO Capital VII, 6.08%, 2/18/09	10,000	185,800
Aegon NV, 6.204%, 12/15/10	13,960	247,790
Cabco GS Cap Preferred, 4.12%, 2/15/34	32,800	601,552
Citigroup Capital VII, 7.125%, 7/31/31	17,500	375,375
Fannie Mae, 7.625%, 11/21/12	13,000	331,500
Fannie Mae, 8.250%, 12/31/10	13,000	334,750
Freddie Mac, 8.375%, 12/31/12	13,000	339,950
ING Groep NV Preferred, 7.05%, 3/15/08	15,000	328,500
JP Morgan Chase Capital X, 7.00%, 2/15/32	8,500	200,600
Morgan Stanley Capital Trust, 6.45%, 4/15/67	6,700	132,124

Total Preferred Stocks (Cost $3,514,228)		3,077,941

Exchange Traded Funds—0.3%

iShares iBoxx $ Investment Grade Corporate Bond Fund	2,000	209,680

Total Exchange Traded Funds (Cost $206,600)		209,680

Investment Companies — 1.6%
Fifth Third Prime Money Market Fund — Institutional Class	1,279,326	1,279,326

Total Investment Companies (Cost $1,279,326)		1,279,326

Total Investments (Cost $79,509,471) (c) — 99.3%		80,011,325

Other assets in excess of liabilities — 0.7%		582,336

NET ASSETS — 100.0%		$80,593,661

(a)	Variable Rate Security.The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on December 31, 2007.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$659,743
Unrealized depreciation	(797,115)

Net unrealized depreciation	$(137,372)

CMO Collateralized Mortgage Obligation

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—83.3%
Basic Materials— 3.6%
Alcoa, Inc.	25,000	913,750
Cemex S.A.B de C.V.	22,000	568,700
Lafarge S.A. SP ADR	15,000	682,596
USEC, Inc.(a)	80,000	720,000

		2,885,046

Commercial Services— 4.3%
Convergys Corp.(a)	68,000	1,119,280
Diamond Management & Technology Consultants, Inc.	308,682	2,244,118

		3,363,398

Communications— 4.1%
AT&T, Inc.	15,000	623,400
Idearc, Inc.	72,300	1,269,588
Verizon Communications, Inc.	30,000	1,310,700

		3,203,688

Consumer Cyclical— 5.2%
True Religion Apparel, Inc.(a)	22,967	490,345
Wal-Mart Stores, Inc.	75,502	3,588,610

		4,078,955

Consumer Non-Cyclical— 7.9%
Dean Foods Co.	32,000	827,520
Kraft Foods, Inc.	22,000	717,860
Myers Industries, Inc.	67,800	981,066
Procter & Gamble Co.	28,000	2,055,760
Western Union Co.	35,000	849,800
Whole Foods Market, Inc.	20,000	816,000

		6,248,006

Energy— 18.4%
Anadarko Petroleum Corp.	30,000	1,970,700
Boots & Coots International Well Control, Inc.(a)	504,300	822,009
Buckeye Partners LP	10,000	494,100
CARBO Ceramics, Inc.	10,000	372,000
Enbridge Energy Management LLC(a)	10,181	532,670
Enerplus Resources Fund	30,000	1,201,500
Enterprise Products Partners LP	14,964	477,052
Marathon Oil Corp.	30,000	1,825,800
MGP Ingredients, Inc.	95,618	900,722
Penn West Energy Trust	40,000	1,040,000
Plains All American Pipeline LP	17,200	894,400
Precision Drilling Trust	10,000	151,700
Provident Energy Trust	100,000	1,000,000
Spectra Energy Corp.	70,000	1,807,400
XTO Energy, Inc.	20,416	1,048,566

		14,538,619

Financial— 7.6%
CIT Group, Inc.	25,400	610,362
Education Realty Trust, Inc.	80,467	904,449
Old Republic International Corp.	45,000	693,450
The Allstate Corp.	39,400	2,057,862
The Blackstone Group LP	10,000	221,300
The Progressive Corp.	80,000	1,532,800

		6,020,223

Health Care—9.3%
First Consulting Group, Inc.(a)	180,346	2,331,874
Johnson & Johnson	32,000	2,134,400
Pfizer, Inc.	70,000	1,591,100

Security Description	Shares	Value ($)
Common Stocks, continued
Health Care, continued
Zimmer Holdings, Inc.(a)	20,000	1,323,000

		7,380,374

Industrials—9.2%
American Ecology Corp.	30,000	704,400
Arlington Tankers Ltd.	32,000	708,160
Burlington Northern Santa Fe Corp.	12,000	998,760
Encore Wire Corp.	57,730	919,062
Nordic American Tanker Shipping Ltd.	26,175	859,063
Waste Management, Inc.	94,100	3,074,247

		7,263,692

Media—0.8%
The Walt Disney Co.	20,000	645,600

Technology—12.1%
Atmel Corp.(a)	280,000	1,209,600
Cisco Systems, Inc.(a)	26,000	703,820
Computer Sciences Corp.(a)	20,600	1,019,082
eBay, Inc.(a)	55,003	1,825,550
Global Payments, Inc.	10,000	465,200
Micron Technology, Inc.(a)	75,000	543,750
Microsoft Corp.	38,000	1,352,800
Oracle Corp.(a)	40,000	903,200
Sun Microsystems, Inc.(a)	84,000	1,522,920

		9,545,922

Utility—0.8%
The AES Corp.(a)	30,000	641,700

Total Common Stocks (Cost $65,573,272)		65,815,223

Preferred Stocks—0.9%
Financial—0.9%
Bank One Capital Trust VI Preferred, 7.20%, 10/15/31	18,600	433,380
Cabco GS Cap Preferred, 4.12%, 2/15/34	18,100	331,954

Total Preferred Stocks (Cost $901,158)		765,334

	Principal
Security Description	Amount ($)	Value ($)
Repurchase Agreements—15.0%
Bear Stearns, 1.500%, purchased 12/31/07, due 1/2/08, with a maturity value of $11,853,176 (collateralized fully by U.S. Treasury Bond, 3.875%, 4/15/29, value $12,185,741)	11,852,188	11,852,188

Total Repurchase Agreements (Cost $11,852,188)		11,852,188

Total Investments (Cost $78,326,618) (b) — 99.2%		78,432,745

Other assets in excess of liabilities — 0.8%		594,151

NET ASSETS — 100.0%		$79,026,896

(a)	Represents non-income producing security.

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
December 31, 2007 (Unaudited)

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,572,229
Unrealized depreciation	(3,894,618)

Net unrealized appreciation	$677,611

Security Description	Shares	Value ($)
Securities Sold Short, Common Stocks — 23.8%
Consumer Cyclical— 9.0%
AMR Corp.(a)	20,000	280,600
Best Buy Co., Inc.	15,000	789,750
Dick’s Sporting Goods, Inc.(a)	27,769	770,868
Domino’s Pizza, Inc.	19,353	256,040
General Motors Corp.	40,000	995,600
Lowe’s Cos., Inc.	30,000	678,600
Papa John’s International, Inc.(a)	18,297	415,342
Safeway, Inc.	21,001	718,444
Steelcase, Inc.	33,406	530,153
The Cheesecake Factory, Inc.(a)	9,000	213,390
Under Armour, Inc.(a)	10,000	436,700
Wm Wrigley Jr. Co.	18,000	1,053,900

		7,139,387

Consumer Non-Cyclical— 0.9%
INVESTools, Inc.(a)	28,500	505,590
Robert Half International, Inc.	8,500	229,840

		735,430

Financial— 3.6%
Goldman Sachs Group, Inc.	4,500	967,725
KeyCorp	10,000	234,500
Lehman Brothers Holdings Inc.	15,000	981,600
Mastercard, Inc. -	3,000	645,600

		2,829,425

Real Estate Investment Trusts— 1.6%
Lennar Corp.	35,000	626,150
Toll Brothers, Inc.(a)	30,000	601,800

		1,227,950

Technology— 7.8%
Apple, Inc.(a)	2,000	396,160
CA, Inc.	30,000	748,500
Google, Inc.(a)	1,000	691,480
Juniper Networks, Inc.(a)	28,000	929,600
KLA-Tencor Corp.	20,500	987,280
LAM Research Corp.(a)	20,000	864,600
Novellus Systems, Inc.(a)	30,000	827,100
Research In Motion Ltd.(a)	6,000	680,400

		6,125,120

Transportation— (0.9)%
Expeditor International of Washington, Inc.	16,000	714,880

Total Securities Sold Short, Common Stocks (Proceeds $19,744,306)		18,772,192

See notes to schedule of portfolio investments

3

Boston Trust Balanced Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (69.1%)
Communication Services (0.9%)
Verizon Communications, Inc.	40,000	1,747,600

Consumer Discretionary (5.7%)
Johnson Controls, Inc.	60,000	2,162,400
NIKE, Inc., Class B	35,000	2,248,400
Omnicom Group, Inc.	25,000	1,188,250
Staples, Inc.	110,000	2,537,700
Target Corp.	50,000	2,500,000

		10,636,750

Consumer Products (9.4%)
Alberto-Culver Co.	50,000	1,227,000
Clorox Co.	20,000	1,303,400
Costco Wholesale Corp.	50,000	3,488,000
Diageo PLC, ADR	30,000	2,574,900
PepsiCo, Inc.	50,000	3,795,000
Procter & Gamble Co.	60,000	4,405,200
Sysco Corp.	30,000	936,300

		17,729,800

Energy (10.2%)
Apache Corp.	20,000	2,150,800
Chevron Corp.	45,000	4,199,850
Exxon Mobil Corp.	100,000	9,369,000
Schlumberger Ltd.	10,000	983,700
XTO Energy, Inc.	50,000	2,568,000

		19,271,350

Financial Services (9.2%)
American Express Co.	65,000	3,381,300
American International Group, Inc.	10,000	583,000
Bank of America Corp.	10,000	412,600
Cincinnati Financial Corp.	10,000	395,400
Morgan Stanley	15,000	796,650
Northern Trust Corp.	25,000	1,914,500
State Street Corp.	25,000	2,030,000
T. Rowe Price Group, Inc.	80,000	4,870,400
The Goldman Sachs Group, Inc.	10,000	2,150,500
Wilmington Trust Corp.	25,000	880,000

		17,414,350

Health Care (9.6%)
Becton, Dickinson & Co.	35,000	2,925,300
C.R. Bard, Inc.	40,000	3,792,000
DENTSPLY International, Inc.	60,000	2,701,200
Johnson & Johnson, Inc.	30,000	2,001,000
Medtronic, Inc.	35,000	1,759,450
Saint Jude Medical, Inc.(a)	25,000	1,016,000
Stryker Corp.	30,000	2,241,600
UnitedHealth Group, Inc.	15,000	873,000
Waters Corp.(a)	10,000	790,700

		18,100,250

Industrial Materials (3.9%)
Air Products & Chemicals, Inc.	15,000	1,479,450
AptarGroup, Inc.	40,000	1,636,400
Ecolab, Inc.	30,000	1,536,300
Sigma-Aldrich Corp.	50,000	2,730,000

		7,382,150

Industrial Products and Services (11.6%)
3M Co.	5,000	421,600
C.H. Robinson Worldwide, Inc.	35,000	1,894,200
Donaldson Co., Inc.	75,000	3,478,500
Emerson Electric Co.	60,000	3,399,600
Expeditors International of Washington, Inc.	10,000	446,800
General Electric Co.	50,000	1,853,500

	Shares or
	Principal
Security Description	Amount	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products and Services, Continued
Illinois Tool Works, Inc.	60,000	3,212,400
Precision Castparts Corp.	30,000	4,161,000
Rockwell Collins, Inc.	10,000	719,700
W.W. Grainger, Inc.	25,000	2,188,000

		21,775,300

Information Technology (8.6%)
Cisco Systems, Inc.(a)	100,000	2,707,000
EMC Corp.(a)	125,000	2,316,250
International Business Machines Corp.	10,000	1,081,000
Microsoft Corp.	125,000	4,450,000
Nokia Corp., ADR	75,000	2,879,250
Oracle Corp.(a)	120,000	2,709,600

		16,143,100

Total Common Stocks (Cost $75,108,782)		130,200,650

CORPORATE BONDS (1.0%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	$300,000	320,861

Consumer Cyclicals (0.3%)
Leggett & Platt, Inc., 6.25%, 9/9/08	500,000	505,373

Financial Services (0.5%)
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,064,813

Total Corporate Bonds (Cost $1,833,478)		1,891,047

U.S. GOVERNMENT AGENCY OBLIGATIONS (22.8%)
Federal Farm Credit Bank
4.75%, 12/7/09	5,000,000	5,111,565
6.30%, 12/20/10	1,500,000	1,614,965
Federal Home Loan Bank
5.25%, 9/11/09	5,000,000	5,126,395
5.25%, 6/10/11	3,000,000	3,153,063
5.00%, 10/13/11	3,000,000	3,129,636
5.38%, 6/8/12	5,000,000	5,300,965
4.88%, 12/14/12	12,000,000	12,499,824
Government National Mortgage Association
6.00%, 10/15/36	3,695,760	3,784,824
U.S. Treasury Inflation Protected Bonds
3.50%, 1/15/11	2,500,000	3,228,099

Total U.S. Government Agency Obligations (Cost $41,681,461)		42,949,336

INVESTMENT COMPANIES (6.9%)
American Performance U.S. Treasury Fund	3,603,144	3,603,144
See Accompanying Notes to Schedules of Portfolio Investments

Boston Trust Balanced Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

	Principal
Security Description	Amount	Value ($)
INVESTMENT COMPANIES, CONTINUED
Victory Federal Money Market Investor Shares	9,481,286	9,481,286

Total Investment Companies (Cost $13,084,430)		13,084,430

Total Investments (Cost $131,708,151) (b) — 99.8%		188,125,463
Other assets in excess of liabilities — 0.2%		358,146

NET ASSETS — 100.0%		$188,483,609

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$57,996,147
Unrealized depreciation	(1,611,696)

Net unrealized appreciation	$56,384,451

ADR	American Depositary Receipt

PLC	Public Limited Co.
See Accompanying Notes to Schedules of Portfolio Investments

Boston Trust Equity Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (99.9%)
Communication Services (1.6%)
Verizon Communications, Inc.	25,000	1,092,250

Consumer Discretionary (8.7%)
Comcast Corp., Class A(a)	5,000	91,300
Johnson Controls, Inc.	30,000	1,081,200
Leggett & Platt, Inc.	7,500	130,800
NIKE, Inc., Class B	20,000	1,284,800
Nordstrom, Inc.	5,000	183,650
Omnicom Group, Inc.	12,500	594,125
Staples, Inc.	50,000	1,153,500
Target Corp.	30,000	1,500,000

		6,019,375

Consumer Products (12.0%)
Alberto-Culver Co.	30,000	736,200
Clorox Co.	10,000	651,700
Costco Wholesale Corp.	15,000	1,046,400
Diageo PLC, ADR	17,500	1,502,025
PepsiCo, Inc.	25,000	1,897,500
Procter & Gamble Co.	25,000	1,835,500
Sysco Corp.	20,000	624,200

		8,293,525

Energy (13.4%)
Apache Corp.	8,000	860,320
Chevron Corp.	25,000	2,333,250
ConocoPhillips	7,500	662,250
Exxon Mobil Corp.	35,000	3,279,150
Schlumberger Ltd.	10,000	983,700
XTO Energy, Inc.	21,875	1,123,500

		9,242,170

Financial Services (14.4%)
American Express Co.	25,000	1,300,500
American International Group, Inc.	12,500	728,750
Bank of America Corp.	10,000	412,600
Chubb Corp.	12,500	682,250
Cincinnati Financial Corp.	10,000	395,400
Commerce Bancshares, Inc.	7,875	353,272
Morgan Stanley	10,000	531,100
Northern Trust Corp.	10,000	765,800
State Street Corp.	15,000	1,218,000
T. Rowe Price Group, Inc.	35,000	2,130,800
The Goldman Sachs Group, Inc.	5,000	1,075,250
Wilmington Trust Corp.	10,000	352,000

		9,945,722

Health Care (11.7%)
Becton, Dickinson & Co.	15,000	1,253,700
C.R. Bard, Inc.	15,000	1,422,000
DENTSPLY International, Inc.	30,000	1,350,600
Johnson & Johnson, Inc.	12,000	800,400
Medtronic, Inc.	15,000	754,050
Saint Jude Medical, Inc.(a)	10,000	406,400
Stryker Corp.	10,000	747,200
UnitedHealth Group, Inc.	10,000	582,000
Waters Corp.(a)	5,000	395,350
Zimmer Holdings, Inc.(a)	5,000	330,750

		8,042,450

Industrial Materials (6.4%)
Air Products & Chemicals, Inc.	7,500	739,725
AptarGroup, Inc.	25,000	1,022,750
Ecolab, Inc.	20,000	1,024,200

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials, Continued
Sigma-Aldrich Corp.	30,000	1,638,000

		4,424,675

Industrial Products and Services (18.8%)
3M Co.	10,000	843,200
C.H. Robinson Worldwide, Inc.	20,000	1,082,400
Donaldson Co., Inc.	30,000	1,391,400
Emerson Electric Co.	35,000	1,983,100
Expeditors International of Washington, Inc.	10,000	446,800
General Electric Co.	35,000	1,297,450
Illinois Tool Works, Inc.	30,000	1,606,200
Precision Castparts Corp.	15,000	2,080,500
Rockwell Collins, Inc.	7,500	539,775
United Parcel Service, Inc., Class B	5,000	353,600
W.W. Grainger, Inc.	15,000	1,312,800

		12,937,225

Information Technology (12.9%)
Applied Materials, Inc.	25,000	444,000
Automatic Data Processing, Inc.	5,000	222,650
Cisco Systems, Inc.(a)	50,000	1,353,500
Corning, Inc.	10,000	239,900
EMC Corp.(a)	70,000	1,297,100
Intel Corp.	7,500	199,950
Microsoft Corp.	65,000	2,314,000
Nokia Corp., ADR	45,000	1,727,550
Oracle Corp.(a)	50,000	1,129,000

		8,927,650

Total Investments (Cost $43,245,425) (b) — 99.9%		68,925,042
Other assets in excess of liabilities — 0.1%		96,475

NET ASSETS — 100.0%		$69,021,517

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$26,567,310
Unrealized depreciation	(898,714)

Net unrealized appreciation	$25,668,596

ADR	American Depositary Receipt

PLC	Public Limited Co.
See Accompanying Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (95.2%)
Consumer Discretionary (14.2%)
Arbitron, Inc.	14,000	581,980
Ballard Power Systems, Inc.(a)	4,000	21,040
Bright Horizons Family Solutions, Inc.(a)	16,500	569,910
Charming Shoppes, Inc.(a)	52,300	282,943
Educational Development Corp.	10,000	52,000
Gaiam, Inc., Class A(a)	9,900	293,832
Gentex Corp.	32,000	568,640
Hibbett Sports, Inc.(a)	6,400	127,872
John Wiley & Sons, Inc., Class A	10,500	449,715
LKQ Corp.(a)	18,600	390,972
Nautilus, Inc.	7,900	38,315
Scholastic Corp.(a)	4,000	139,560
Strayer Education, Inc.	5,000	852,900
Timberland Co., Class A(a)	10,900	197,072

		4,566,751

Consumer Products (5.1%)
Church & Dwight Co., Inc.	3,200	173,024
Diamond Foods, Inc.	9,400	201,442
Green Mountain Coffee Roasters, Inc.(a)	5,700	231,990
Hain Celestial Group, Inc.(a)	5,500	176,000
Lifeway Foods, Inc.(a)	15,600	184,548
SunOpta, Inc.(a)	18,000	240,300
United Natural Foods, Inc.(a)	13,500	428,220

		1,635,524

Energy (5.5%)
Cabot Oil & Gas Corp.	14,000	565,180
CARBO Ceramics, Inc.	6,600	245,520
Dawson Geophysical Co.(a)	3,000	214,380
Encore Acquisition Co.(a)	14,000	467,180
Grey Wolf, Inc.(a)	39,000	207,870
VeraSun Energy Corp.(a)	4,000	61,120

		1,761,250

Financial Services (13.2%)
Abigail Adams National Bancorp, Inc.	5,500	57,200
Assured Guaranty Ltd.	6,000	159,240
Bank of Hawaii Corp.	12,000	613,680
Carver Bancorp, Inc.	5,000	68,450
Citizens Banking Corp.	20,000	290,200
Corporate Office Properties	5,000	157,500
Dime Community Bancshares	23,000	293,710
eHealth, Inc.(a)	8,300	266,513
Federal Agricultural Mortgage Corp., Class C	16,000	421,120
Hanmi Financial Corp.	40,500	349,110
New York Community Bancorp	9,409	165,410
Parkway Properties, Inc.	16,000	591,680
UCBH Holdings, Inc.	40,000	566,400
Wainwright Bank & Trust Co.	17,000	225,080

		4,225,293

Health Care (16.3%)
Dionex Corp.(a)	8,700	720,882
Healthways, Inc.(a)	3,125	182,625
IDEXX Laboratories, Inc.(a)	11,800	691,834
Landauer, Inc.	12,600	653,310
LifeCell Corp.(a)	4,900	211,239
Meridian Bioscience, Inc.	25,000	752,000
Neogen Corp.(a)	5,950	157,972
Orthofix International N.V.(a)	9,000	521,730
Respironics, Inc.(a)	13,300	870,884

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Health Care, Continued
West Pharmaceutical Services, Inc.	11,000	446,490

		5,208,966

Industrial Materials (3.7%)
Commercial Metals Co.	14,500	425,575
Minerals Technologies, Inc.	9,500	636,025
Rock-Tenn Co.	4,700	119,427

		1,181,027

Industrial Products and Services (16.6%)
Apogee Enterprises, Inc.	10,300	176,233
Baldor Electric Co.	16,000	538,560
CLARCOR, Inc.	15,900	603,723
ESCO Technologies, Inc.(a)	3,500	139,790
Fuel-Tech, Inc.(a)	3,500	79,275
Genesee & Wyoming, Inc., Class A(a)	22,000	531,740
Herman Miller, Inc.	2,000	64,780
Insituform Technologies, Inc., Class A(a)	3,500	51,800
Interface, Inc., Class A	3,500	57,120
Kadant, Inc.(a)	6,000	178,020
Layne Christensen Co.(a)	3,175	156,242
Lindsay Manufacturing Co.	9,200	650,348
Met-Pro Corp.	12,433	150,190
Middleby Corp.(a)	2,600	199,212
School Specialty, Inc.(a)	2,300	79,465
Simpson Manufacturing Co., Inc.	19,000	505,210
Team, Inc.(a)	10,000	365,800
Wabtec Corp.	14,500	499,380
Watts Water Technologies, Inc., Class A	10,000	298,000

		5,324,888

Information Technology (16.1%)
Blackbaud, Inc.	14,000	392,560
Coherent, Inc.(a)	7,000	175,490
Itron, Inc.(a)	8,600	825,342
J2 Global Communications, Inc.(a)	16,000	338,720
MoneyGram International, Inc.	14,000	215,180
National Instruments Corp.	5,200	173,316
Net 1 UEPS Technologies, Inc.(a)	13,500	396,360
Plantronics, Inc.	19,000	494,000
Polycom, Inc.(a)	18,000	500,040
Power Integrations, Inc.(a)	19,000	654,170
Quality Systems, Inc.	4,500	137,205
Rackable Systems, Inc.(a)	12,000	120,000
RADVision Ltd.(a)	12,150	134,258
Renaissance Learning, Inc.	20,000	280,000
SiRF Technology Holdings, Inc.(a)	13,000	326,690

		5,163,331

Utilities (4.5%)
American States Water Co.	2,500	94,200
New Jersey Resources Corp.	13,000	650,260
See Accompanying Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Utilities, Continued
South Jersey Industries, Inc.	19,000	685,710

		1,430,170

Total Common Stocks (Cost $26,693,470)		30,497,200

INVESTMENT COMPANIES (4.4%)
Victory Federal Money Market Investor Shares	1,414,458	1,414,458

Total Investment Companies (Cost $1,414,458)		1,414,458

Total Investments (Cost $28,107,928) (b) — 99.6%		31,911,658
Other assets in excess of liabilities — 0.4%		112,283

NET ASSETS — 100.0%		$32,023,941

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,573,868
Unrealized depreciation	(2,770,138)

Net unrealized appreciation	$3,803,730

See Accompanying Notes to Schedules of Portfolio Investments

Boston Trust Midcap Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (96.3%)
Consumer Discretionary (7.6%)
Abercrombie & Fitch Co., Class A	1,250	99,963
American Eagle Outfitters, Inc.	6,000	124,620
Autoliv, Inc.	2,500	131,775
Gentex Corp.	8,000	142,160
John Wiley & Sons, Inc., Class A	2,500	107,075
Leggett & Platt, Inc.	4,500	78,480
Nordstrom, Inc.	5,000	183,650
Ross Stores, Inc.	4,000	102,280
Washington Post Co. (The), Class B	150	118,714

		1,088,717

Consumer Products (9.1%)
Alberto-Culver Co.	11,000	269,940
Brown-Forman Corp., Class B	3,400	251,974
Church & Dwight Co., Inc.	3,250	175,728
Clorox Co.	2,400	156,408
Energizer Holdings, Inc.(a)	1,500	168,195
Hormel Foods Corp.	3,000	121,440
McCormick & Co., Inc.	4,500	170,595

		1,314,280

Energy (6.0%)
BJ Services Co.	7,000	169,820
Cabot Oil & Gas Corp.	6,000	242,220
Murphy Oil Corp.	3,200	271,488
Sunoco, Inc.	2,500	181,100

		864,628

Financial Services (13.3%)
Cincinnati Financial Corp.	5,130	202,840
Commerce Bancshares, Inc.	5,104	228,966
First Midwest Bancgroup, Inc.	4,000	122,400
Investment Technology Group, Inc.(a)	3,500	166,565
Northern Trust Corp.	3,000	229,740
SEI Investments Co.	9,000	289,530
T. Rowe Price Group, Inc.	8,000	487,040
Wilmington Trust Corp.	5,500	193,600

		1,920,681

Health Care (17.8%)
C.R. Bard, Inc.	3,250	308,100
DENTSPLY International, Inc.	8,500	382,670
Express Scripts, Inc.(a)	4,000	292,000
IMS Health, Inc.	5,500	126,720
Laboratory Corp. of America Holdings(a)	3,400	256,802
PerkinElmer, Inc.	6,500	169,130
Quest Diagnostics, Inc.	2,500	132,250
Respironics, Inc.(a)	3,000	196,440
Techne Corp.(a)	2,250	148,612
Varian Medical Systems, Inc.(a)	4,500	234,720
Waters Corp.(a)	4,000	316,280

		2,563,724

Industrial Materials (7.9%)
AptarGroup, Inc.	10,000	409,100
Ecolab, Inc.	4,000	204,840
Rohm & Haas Co.	2,800	148,596
Sigma-Aldrich Corp.	7,000	382,200

		1,144,736

Industrial Products and Services (18.5%)
AMETEK, Inc.	3,250	152,230
Applied Industrial Technologies, Inc.	2,700	78,354
C.H. Robinson Worldwide, Inc.	7,500	405,900
CLARCOR, Inc.	3,300	125,301

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products and Services, Continued
Donaldson Co., Inc.	8,000	371,040
Expeditors International of Washington, Inc.	4,500	201,060
L-3 Communications Holdings, Inc.	1,500	158,910
Precision Castparts Corp.	3,200	443,840
Rockwell Collins, Inc.	3,000	215,910
Stericycle, Inc.(a)	5,000	297,000
W.W. Grainger, Inc.	2,500	218,800

		2,668,345

Information Technology (12.3%)
Affiliated Computer Services, Inc.(a)	1,800	81,180
Amdocs Ltd.(a)	6,250	215,437
Citrix Systems, Inc.(a)	4,000	152,040
FactSet Research Systems, Inc.	2,000	111,400
Fiserv, Inc.(a)	4,500	249,705
Intuit, Inc.(a)	4,500	142,245
Juniper Networks, Inc.(a)	5,000	166,000
MoneyGram International, Inc.	7,000	107,590
Network Appliance, Inc.(a)	7,000	174,720
SiRF Technology Holdings, Inc.(a)	5,500	138,215
Total System Services, Inc.	4,000	112,000
Western Digital Corp.(a)	4,250	128,393

		1,778,925

Telecommunications (1.0%)
CenturyTel, Inc.	3,500	145,110

Utilities (2.8%)
Energen Corp.	3,200	205,536
New Jersey Resources Corp.	2,500	125,050
Piedmont Natural Gas Co., Inc.	3,000	78,480

		409,066

Total Common Stocks (Cost $9,025,717)		13,898,212

INVESTMENT COMPANIES (2.0%)
Victory Federal Money Market Investor Shares	287,823	287,823

Total Investment Companies (Cost $287,823)		287,823

Total Investments (Cost $9,313,540) (b) — 98.3%		14,186,035

Other assets in excess of liabilities — 1.7%		251,970

NET ASSETS — 100.0%		$14,438,005

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,031,691
Unrealized depreciation	(159,196)

Net unrealized appreciation	$4,872,495

See Accompanying Notes to Schedules of Portfolio Investments

Walden Social Balanced Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (67.6%)
Consumer Discretionary (6.1%)
NIKE, Inc., Class B	7,000	449,680
Nordstrom, Inc.	7,000	257,110
Omnicom Group, Inc.	10,000	475,300
Staples, Inc.	21,000	484,470
Target Corp.	9,000	450,000

		2,116,560

Consumer Products (7.4%)
Colgate-Palmolive Co.	6,500	506,740
Costco Wholesale Corp.	8,000	558,080
General Mills, Inc.	5,000	285,000
PepsiCo, Inc.	8,000	607,200
Procter & Gamble Co.	8,000	587,360

		2,544,380

Energy (8.8%)
Apache Corp.	5,550	596,847
BG Group PLC, ADR	5,500	629,528
BP PLC, ADR	9,850	720,725
ConocoPhillips	5,400	476,820
Weatherford International Ltd.(a)	4,000	274,400
XTO Energy, Inc.	6,250	321,000

		3,019,320

Financial Services (10.5%)
American Express Co.	8,000	416,160
American International Group, Inc.	4,900	285,670
Bank of America Corp.	9,603	396,219
Northern Trust Corp.	5,700	436,506
State Street Corp.	6,300	511,560
T. Rowe Price Group, Inc.	11,000	669,680
The Goldman Sachs Group, Inc.	2,360	507,518
Wilmington Trust Corp.	11,000	387,200

		3,610,513

Health Care (11.4%)
Becton, Dickinson & Co.	4,000	334,320
C.R. Bard, Inc.	4,000	379,200
DENTSPLY International, Inc.	7,000	315,140
Johnson & Johnson, Inc.	6,000	400,200
Medtronic, Inc.	11,000	552,970
Novartis AG, ADR	6,500	353,015
Quest Diagnostics, Inc.	4,000	211,600
Rouche Holdings Ltd.	5,000	431,921
Teva Pharmaceutical Ltd., ADR	6,000	278,880
UnitedHealth Group, Inc.	4,000	232,800
Waters Corp.(a)	3,000	237,210
Zimmer Holdings, Inc.(a)	2,850	188,528

		3,915,784

Industrial Materials (3.5%)
Air Products & Chemicals, Inc.	2,400	236,712
AptarGroup, Inc.	9,000	368,190
Sigma-Aldrich Corp.	11,000	600,600

		1,205,502

Industrial Products and Services (9.3%)
3M Co.	7,500	632,400
ABB Ltd., Spon ADR	8,000	230,400
Donaldson Co., Inc.	5,000	231,900
Emerson Electric Co.	13,000	736,580
Expeditors International of Washington, Inc.	5,500	245,740
Illinois Tool Works, Inc.	9,000	481,860
United Parcel Service, Inc., Class B	3,300	233,376

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products and Services, continued
W.W. Grainger, Inc.	4,900	428,848

		3,221,104

Information Technology (10.6%)
Amdocs Ltd.(a)	3,000	103,410
Cisco Systems, Inc.(a)	21,300	576,591
Citrix Systems, Inc.(a)	3,400	129,234
Corning, Inc.	9,000	215,910
EMC Corp.(a)	31,000	574,430
Microsoft Corp.	19,750	703,100
Nokia Corp., ADR	14,900	572,011
NVIDIA Corp.(a)	4,950	168,399
SAP AG, ADR	7,000	357,350
Texas Instruments, Inc.	8,000	267,200

		3,667,635

Total Common Stocks (Cost $17,920,316)		23,300,798

CORPORATE BONDS (0.9%)
Health Care (0.9%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	310,930

Total Corporate Bonds (Cost $304,110)		310,930

U.S. GOVERNMENT AGENCY
OBLIGATIONS (28.3%)
Federal Farm Credit Bank
6.00%, 3/7/11	500,000	535,412
5.25%, 6/29/15	250,000	266,487
Federal Home Loan Bank
4.63%, 2/8/08	700,000	700,144
3.63%, 11/14/08	1,000,000	995,948
4.63%, 11/21/08	500,000	502,305
5.00%, 12/12/08	1,000,000	1,008,812
5.00%, 2/4/09	500,000	505,701
5.25%, 6/12/09	1,000,000	1,022,202
3.75%, 8/18/09	500,000	501,480
4.38%, 3/17/10	700,000	712,489
4.63%, 2/18/11	1,000,000	1,029,612
5.00%, 12/21/15	700,000	735,084
5.25%, 6/5/17	100,000	105,903
Government National Mortgage Association
6.50%, 2/15/32	13,660	14,165
6.50%, 5/15/32	102,712	106,505
6.00%, 7/15/34	170,033	174,131
6.00%, 10/15/36	249,661	255,677
Housing and Urban Development
7.50%, 8/1/11	200,000	211,974
U.S. Treasury Inflation Protected Bonds
3.00%, 7/15/12	300,000	377,614

Total U.S. Government Agency Obligations (Cost $9,588,006)		9,761,645

CERTIFICATES OF DEPOSIT (0.7%)
1st Delta Federal Credit Union, 3.50%, 1/9/09	25,000	25,000
Albina Community BankCorp, 3.59%, 3/15/08	25,000	25,000
Central Appalachian Peoples Federal Credit Union, 4.00%, 3/14/09	25,000	25,000
Community Capital Bank, 3.80%, 7/20/08	50,000	50,000
See Accompanying Notes to Schedules of Portfolio Investments

Walden Social Balanced Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

	Principal
Security Description	Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT, CONTINUED
Elk Horn Bank, 3.75%, 3/14/08	25,000	25,000
Shorebank Pacific Bank, 5.00%, 5/10/08	50,000	50,000
Vermont Development Credit, 3.75%, 7/13/09	50,000	50,000

Total Certificates of Deposit (Cost $250,000)		250,000

INVESTMENT COMPANIES (2.4%)
Victory Federal Money Market Investor Shares	806,466	806,466

Total Investment Companies (Cost $ 806,466)		806,466

Total Investments (Cost $28,868,898) (b) — 99.9%		34,429,839
Other assets in excess of liabilities — 0.1%		21,923

NET ASSETS — 100.0%		$34,451,762

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,993,412
Unrealized depreciation	(432,471)

Net unrealized appreciation	$5,560,941

ADR	American Depositary Receipt

PLC	Public Limited Co.

Walden Social Equity Fund
December 31, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (99.1%)
Communication Services (3.0%)
AT&T Inc.	18,000	748,080
Idearc, Inc.	750	13,170
Verizon Communications, Inc.	20,000	873,800

		1,635,050

Consumer Discretionary (7.2%)
NIKE, Inc., Class B	20,000	1,284,800
Omnicom Group, Inc.	20,000	950,600
Staples, Inc.	37,500	865,125
Target Corp.	16,000	800,000

		3,900,525

Consumer Products (13.6%)
Alberto-Culver Co.	25,000	613,500
Colgate-Palmolive Co.	14,000	1,091,440
Costco Wholesale Corp.	20,000	1,395,200
General Mills, Inc.	12,000	684,000
PepsiCo, Inc.	16,000	1,214,400
Procter & Gamble Co.	16,000	1,174,720
Sysco Corp.	20,000	624,200
Walgreen Co.	16,000	609,280

		7,406,740

Energy (12.0%)
Apache Corp.	15,000	1,613,100
BG Group PLC, ADR	14,000	1,602,436
BP PLC, ADR	15,000	1,097,550
ConocoPhillips	12,000	1,059,600
XTO Energy, Inc.	22,500	1,155,600

		6,528,286

Financial Services (13.6%)
American Express Co.	17,000	884,340
American International Group, Inc.	14,000	816,200
Bank of America Corp.	12,000	495,120
Cincinnati Financial Corp.	12,845	507,891
Commerce Bancshares, Inc.	11,511	516,384
Northern Trust Corp.	14,000	1,072,120
State Street Corp.	6,800	552,160
T. Rowe Price Group, Inc.	24,000	1,461,120
The Goldman Sachs Group, Inc.	3,000	645,150
Wilmington Trust Corp.	13,100	461,120

		7,411,605

Health Care (15.5%)
Becton, Dickinson & Co.	8,000	668,640
C.R. Bard, Inc.	9,000	853,200
DENTSPLY International, Inc.	16,000	720,320
Johnson & Johnson, Inc.	17,000	1,133,900
Medtronic, Inc.	20,000	1,005,400
Novartis AG, ADR	15,000	814,650
Quest Diagnostics, Inc.	12,000	634,800
Rouche Holdings Ltd.	7,000	604,690
Stryker Corp.	10,000	747,200
Teva Pharmaceutical Ltd., ADR	15,000	697,200
Zimmer Holdings, Inc.(a)	8,000	529,200

		8,409,200

Industrial Materials (5.6%)
Air Products & Chemicals, Inc.	9,000	887,670
AptarGroup, Inc.	20,000	818,200
Sigma-Aldrich Corp.	24,000	1,310,400

		3,016,270

Industrial Products and Services (14.9%)
3M Co.	13,000	1,096,160
ABB Ltd., ADR	25,000	720,000
Carlisle Cos., Inc.	15,000	555,450

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products and Services, Continued
Donaldson Co., Inc.	20,000	927,600
Emerson Electric Co.	25,000	1,416,500
Expeditors International of Washington, Inc.	12,000	536,160
Illinois Tool Works, Inc.	23,000	1,231,420
United Parcel Service, Inc., Class B	10,000	707,200
W.W. Grainger, Inc.	10,000	875,200

		8,065,690

Information Technology (13.7%)
Amdocs Ltd.(a)	7,000	241,290
Cisco Systems, Inc.(a)	35,000	947,450
Citrix Systems, Inc.(a)	8,000	304,080
Corning, Inc.	25,000	599,750
EMC Corp.(a)	50,000	926,500
Microsoft Corp.	40,000	1,424,000
Nokia Corp., ADR	35,000	1,343,650
NVIDIA Corp.(a)	10,500	357,210
SAP AG, ADR	15,000	765,750
Texas Instruments, Inc.	16,000	534,400

		7,444,080

Total Common Stocks (Cost $40,113,367)		53,817,446

INVESTMENT COMPANIES (0.9%)
Victory Federal Money Market Investor Shares	474,195	474,195

Total Investment Companies (Cost $474,195)		474,195

Total Investments (Cost $40,587,562) (b) — 100.0%		54,291,641
Other assets in excess of liabilities — 0.0%		9,686

NET ASSETS — 100.0%		$54,301,327

(a)	Non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$14,572,730
Unrealized depreciation	(902,013)

Net unrealized appreciation	$13,670,717

ADR	American Depositary Receipt

PLC	Public Limited Co.
See Accompanying Notes to Schedules of Portfolio Investments

PathMaster Domestic Equity Fund
December 31, 2007 (unaudited)
Schedule of Portfolio of Investments

	Shares/
	Principal Amount ($)	Value ($)
Exchange Mutual Traded Funds (99.2%)
iShares Russell 1000 Growth Index Fund	90,737	5,514,995
iShares Russell 1000 Value Index Fund	62,465	5,019,063
iShares Russell 2000 Value Index Fund	16,844	1,187,165
iShares Russell 3000 Index Fund	324	27,391
iShares Russell Midcap Growth Index Fund	26,659	3,036,993
iShares Russell Midcap Value Index Fund	21,720	3,061,000

Total Exchange Mutual Traded Funds (Cost $18,061,268)		17,846,607

Cash Equivalents (0.8%)
Brown Brothers Harriman Custodian Cash Sweep	135,551	135,551

Total Cash Equivalents (Cost $135,551)		135,551

Total Investments (Cost $18,196,819) (a) — 100.0%		17,982,158
Other Assets — 0.0%		5,083

NET ASSETS — 100.0%		$17,987,241

(a)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$427,535
Unrealized depreciation	(642,196)

Net unrealized depreciation	(214,661)

See Accompanying Notes to Schedules of Portfolio Investments

GendeX Fund
Schedule of Portfolio of Investments
December 31, 2007
(Unaudited)

		Market
Description	Shares	Value
Common Stocks—66.2%
Brazil— 0.9%
Mining— 0.9%
Companhia Vale do Rio Doce ADR	32	$1,045

Canada— 0.9%
Computers— 0.9%
Research In Motion Ltd.*	9	1,021

Cayman Islands— 2.6%
Internet— 1.0%
Baidu.com, Inc. SP ADR*	3	1,171

Oil & Gas Services— 0.8%
Transocean, Inc.*	6	859

Telecommunications— 0.8%
Garmin Ltd.	10	970

		3,000

France— 2.3%
Miscellaneous Manufacturing— 1.4%
LVMH Moet Hennessy Louis Vuitton SA	13	1,571

Pharmaceuticals— 0.9%
Sanofi-Aventis ADR	23	1,047

		2,618

Germany— 1.9%
Apparel— 1.0%
Adidas AG SP ADR	30	1,115

Software— 0.9%
SAP AG SP ADR	20	1,021

		2,136

Hong Kong— 0.8%
Telecommunications— 0.8%
China Mobile Ltd. SP ADR	10	869

Japan— 2.5%
Auto Manufacturers— 0.8%
Toyota Motor Corp. SP ADR	9	956

Electronics— 1.7%
Canon, Inc. SP ADR	20	917
Matsushita Electric Industrial Co., Ltd. SP ADR	51	1,042

		1,959

		2,915

Luxembourg— 1.0%
Iron/Steel— 1.0%
ArcelorMittal	15	1,160

Mexico— 0.9%
Beverages— 0.9%
Coca-Cola Femsa S.A.B. de C.V. SP ADR	22	1,084

Netherlands— 0.9%
Oil & Gas Services— 0.9%
Schlumberger Ltd.	11	1,082

Sweden— 0.2%
Retail— 0.2%
Hennes & Mauritz AB	3	183

		Market
Description	Shares	Value
Common Stocks — Continued
Switzerland— 0.9%
Pharmaceuticals— 0.9%
Novartis AG ADR	20	$1,086

United Kingdom— 2.5%
Beverages— 0.8%
Diageo PLC SP ADR	11	944

Household Products/Wares— 0.9%
Unilever PLC SP ADR	28	1,048

Oil & Gas— 0.8%
BP PLC SP ADR	13	951

		2,943

United States— 47.9%
Aerospace/Defense— 1.8%
Alliant Techsystems, Inc.*	9	1,024
Orbital Sciences Corp.*	42	1,030

		2,054

Agriculture— 1.1%
Archer-Daniels-Midland Co.	29	1,346

Apparel— 5.6%
American Apparel, Inc.*	160	2,400
G-III Apparel Group Ltd.*	17	251
NIKE, Inc.	15	964
Oxford Industries, Inc.	44	1,134
Steven Madden Ltd.*	44	880
VF Corp.	13	892

		6,521

Computers— 3.4%
Apple Computer, Inc.*	10	1,981
Electronic Data Systems Corp.	48	995
Hewlett-Packard Co.	20	1,009

		3,985

Diversified Financial Services— 2.8%
American Express Co.	18	937
MaterCard, Inc.	6	1,291
Total System Services, Inc.	35	980

		3,208

Electric— 1.8%
Entergy Corp.	9	1,076
NRG Energy, Inc.*	24	1,040

		2,116

Entertainment— 2.2%
DIRECTV Group, Inc. (The)*	38	879
EchoStar Communications Corp.*	21	792
Time Warner, Inc.	56	924

		2,595

Internet— 2.9%
eBay, Inc.*	31	1,029
Google, Inc.*	2	1,383
See Notes to Schedule of Portfolio Investments.

GendeX Fund
Schedule of Portfolio of Investments
December 31, 2007
(Unaudited)

	Shares/
	Principal	Market
Description	Amount ($)	Value
Common Stocks — Continued
United States — Continued
NutriSystem, Inc.*	34	$917

		3,329

Miscellaneous Manufacturing— 0.9%
Altria Group, Inc.	14	1,058

Office/Business Equipment— 0.8%
Xerox Corp.*	59	955

Oil & Gas— 0.9%
Chevron Corp.	11	1,027

Pharmaceuticals— 1.7%
Pfizer, Inc.	43	978
Wyeth	22	972

		1,950

Retail— 16.8%
Abercrombie & Fitch Co.	14	1,119
Aeropostale, Inc.*	38	1,007
American Eagle Outfitters, Inc.	46	955
Barnes & Noble, Inc.	29	999
Charlotte Russe Holding, Inc.*	74	1,195
Coach, Inc.*	31	948
Collective Brands, Inc.*	59	1,026
Dress Barn, Inc. (The)*	69	863
GameStop Corp.*	18	1,118
J. Crew Group, Inc.*	26	1,253
Kohl’s Corp.*	20	916
Lululemon Athletica, Inc.*	65	3,079
Macy’s, Inc.	34	880
Nordstrom, Inc.	27	992
Polo Ralph Lauren Corp.	15	927
Urban Outfitters, Inc*	41	1,118
Wet Seal, Inc. (The)	457	1,065

		19,460

Software— 1.8%
Microsoft Corp.	27	961
Oracle Corp.*	49	1,107

		2,068

Telecommunications— 2.6%
AT&T, Inc.	27	1,122
Level 3 Communications, Inc.*	300	912
QUALCOMM, Inc.	24	944

		2,978

Transportation— 0.8%
FedEx Corp.	10	892

		55,542

Total Common Stocks (Cost $77,029)		76,684

Mutual Funds—3.7%
iShares FTSE/Xinhua China 25 Index	7	1,193
Market Vectors Steel Index Fund	13	1,105
PowerShares Water Resources Portfolio	46	984

	Principal	Market
Description	Amount	Value
Mutual Funds — Continued
streetTRACKS Gold Trust	13	$1,071

Total Mutual Funds (Cost $4,261)		4,353

Money Market Fund—17.6%
UBOC Trust Money Market (Cost $20,376)	20,376	20,376

Total Investments (Cost $101,666) (a) — 87.5%		101,413
Other Assets — 12.5%		14,450

NET ASSETS — 100.0%		$115,863

(a)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$2,783
Unrealized depreciation	(3,036)

Net unrealized depreciation	$(253)

*	Non-income producing security

ADR	American Depositary Receipt

PLC	Public Limited Co.
See Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Coventry Group

By (Signature and Title)*	/s/ David Bunstine
David Bunstine, President

Date February 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Bunstine
David Bunstine, President

Date February 29, 2008

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer

Date February 29, 2008

*	Print the name and title of each signing officer under his or her signature.